UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22634

Blackstone Alternative Alpha Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

28th Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue

28th Floor

New York, NY 10154

(Name and address of agent for service)

COPY TO:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: 3/31

Date of reporting period: 7/1/19 - 6/30/20

Item 1. Proxy Voting Record

The registrant is a feeder fund that only holds shares of its master fund, the Blackstone Alternative Alpha Master Fund (the “Master Fund”). For the proxy voting record of the Master Fund, please refer to the Form N-PX filed by the Master Fund (CIK No. 0001535092, File No. 811-22635) on August 25, 2020 available in the SEC EDGAR database at www.sec.gov.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Blackstone Alternative Alpha Fund

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin
President (Principal Executive Officer)

Date	August 25, 2020